Financing Receivables (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for loan losses	$ 2,068	$ 2,048	$ 1,968
Related to loans without specific reserves	232	163	151
Related to loans with specific reserves	216	342
Special mention loans		60	120
Loans impaired due to impacts from COVID-19	1,620	1,483	1,532
Loans charge offs	$ 188	$ 509	72
Impaired loans not due to impacts from COVID-19			$ 165
Description on construction loan	As of June 30, 2022, the Company’s portfolio consisted of 226 commercial construction and 20 development loans with 60 borrowers in 21 states	As of December 31, 2021, we have 66 borrowers, all of whom borrow money for the purpose of building new homes. The loans typically involve funding of the lot and a portion of construction costs, for a total of between 50% and 70% of the completed value of the new home. As the home is built during the course of the loan, the loan balance increases. The loans carry an interest rate of 3% above our cost of funds. In addition, we charge a 5% loan fee. The cost of funds was 10.91% as of December 31, 2021 and the interest rate charged to most customers was 13.91%. The loans are demand loans. Most have a deposit from the builder during construction to help offset the risk of partially built homes, and some have an interest escrow to offset payment of monthly interest risk.
Interest rate on loan		3.00%
Percentage on loan fee		5.00%
Percentage on cost of funds		10.91%
Customer [Member]
Percentage on cost of funds		13.91%
Minimum [Member]
Percentage on portion of construction costs		50.00%
Maximum [Member]
Percentage on portion of construction costs		70.00%